CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (671,074)	$ (780,600)	$ 946,535
Adjustment to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	59,358	87,717	93,009
Bad debt recoveries provision	0	0	(72,480)
Disposal loss of long-lived assets	0	0	5,484
Impairment loss on equipment	0	5,942	0
Right-of-use asset amortization	96,464	85,697	81,368
Changes in operating assets and liabilities
Accounts receivable	0	6,361,068	(6,132,590)
Notes receivable	0	2,421,132	105,500
Other receivables	1,894	155,544	(77,218)
Income taxes payable	0	(199,587)	134,220
Prepayments and other current assets	1,203,097	(1,022,510)	(138,547)
Lease payment liability- current	(104,572)	4,529	4,318
Lease payment liability-non current	0	(97,809)	(93,269)
Accounts payable	0	(4,481,006)	4,198,587
Notes payable	0	(1,833,971)	1,833,744
Other payable and accrued expenses	3,815	(187,945)	(33,664)
Due to a related party	0	0	(9,132)
Long-term deposits	0	0	(18,845)
Net cash provided by operating activities	588,982	518,201	827,020
Cash flows from investing activities:
Purchase of property and equipment	(7,691)	0	(134,635)
Net cash used in investing activities	(7,691)	0	(134,635)
Cash flows from financing activities:
Repayment to a related party	0	(869,868)	(50,736)
Repayment to a third party	0	0	(2,174,399)
Proceeds from share issuance	0	0	80,000
Receipt of loan from a related party	0	2,899,559	724,800
Net cash provided by (used in) financing activities	0	2,029,691	(1,420,335)
Effect of exchange rate changes on cash and cash equivalents	76,181	143,287	(5,132)
Net increase (decrease) in cash and cash equivalents	657,472	2,691,179	(733,082)
Cash and cash equivalents at beginning of year	2,806,619	115,440	848,522
Cash and cash equivalents at end of year	3,464,091	2,806,619	115,440
Supplemental disclosure of cash flow information
Cash paid for interest	0	0	86,975
Cash paid for income taxes	0	157,234	165,647
Supplemental disclosure of non-cash activities
Recognition of Right-of-use and Lease payment liability	$ 0	$ 0	$ 280,017